Report of the directors financial review risk report - Trading VaR, 99% 1 day (Details) - Trading portfolios - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of financial assets [line items]
Value at risk	$ 52.7	$ 52.8	$ 67.8
Average
Disclosure of financial assets [line items]
Value at risk	59.7	63.8	55.7
Maximum
Disclosure of financial assets [line items]
Value at risk	83.3	98.2	82.4
Minimum
Disclosure of financial assets [line items]
Value at risk	45.7	34.4	42.2
Foreign exchange and commodity
Disclosure of financial assets [line items]
Value at risk	20.6	13.4	18.9
Foreign exchange and commodity | Average
Disclosure of financial assets [line items]
Value at risk	15.4	15.6	16.7
Foreign exchange and commodity | Maximum
Disclosure of financial assets [line items]
Value at risk	29.8	24.6	23.5
Foreign exchange and commodity | Minimum
Disclosure of financial assets [line items]
Value at risk	6.9	9.3	10.6
Interest rate
Disclosure of financial assets [line items]
Value at risk	47.5	55.9	64.9
Interest rate | Average
Disclosure of financial assets [line items]
Value at risk	57.1	55.9	51.9
Interest rate | Maximum
Disclosure of financial assets [line items]
Value at risk	78.1	86.0	74.8
Interest rate | Minimum
Disclosure of financial assets [line items]
Value at risk	42.0	25.5	33.9
Equity
Disclosure of financial assets [line items]
Value at risk	15.7	15.2	23.5
Equity | Average
Disclosure of financial assets [line items]
Value at risk	14.0	20.4	17.5
Equity | Maximum
Disclosure of financial assets [line items]
Value at risk	17.6	27.8	23.5
Equity | Minimum
Disclosure of financial assets [line items]
Value at risk	12.7	13.4	14.9
Credit spread
Disclosure of financial assets [line items]
Value at risk	9.9	7.2	16.1
Credit spread | Average
Disclosure of financial assets [line items]
Value at risk	10.2	12.1	11.1
Credit spread | Maximum
Disclosure of financial assets [line items]
Value at risk	12.7	16.5	16.1
Credit spread | Minimum
Disclosure of financial assets [line items]
Value at risk	6.6	6.6	7.7
Portfolio diversification
Disclosure of financial assets [line items]
Value at risk	(41.1)	(38.9)	(55.6)
Portfolio diversification | Average
Disclosure of financial assets [line items]
Value at risk	$ (37.1)	$ (40.2)	$ (41.5)